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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06591

Invesco Quality Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/13

Item 1. Schedule of Investments.

Invesco Quality Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2013

invesco.com/us	MS-CE-QMINC-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–161.97%(a)

Alabama–0.81%

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	$2,100	$2,198,616
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (b)(c)	5.00%	01/01/36	3,060	3,138,795
				5,337,411

Alaska–0.65%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	4,065	4,259,632

Arizona–3.54%

Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/42	2,050	1,880,609
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB (c)	5.00%	07/01/36	3,450	3,627,641
Arizona (State of); Series 2008 A, COP (INS-AGM) (b)	5.00%	09/01/24	1,995	2,094,790
Maricopa County Pollution Control Corp. (Arizona Public Service Co. - Palo Verde); Series 2009 A, Ref. PCR (d)	6.00%	05/01/14	1,475	1,506,919
Mesa (City of); Series 2013, Excise Tax RB (c)	5.00%	07/01/32	7,600	8,034,340
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,780	2,693,792
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/33	1,000	945,750
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	2,525	2,502,199
				23,286,040

California–24.83%

Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(e)	0.00%	08/01/35	3,570	1,053,828
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(e)	0.00%	08/01/36	5,770	1,602,906
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB (d)(f)	5.00%	04/01/17	1,000	1,145,070
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/26	1,390	839,324
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	2,680	1,153,016
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	1,700	1,722,882
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/32	3,500	3,561,915
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,014,500
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (g)(h)	5.00%	07/01/27	1,230	1,167,098
Series 2012, Water Furnishing RB (g)(h)	5.00%	07/01/30	1,450	1,321,632
Series 2012, Water Furnishing RB (g)(h)	5.00%	07/01/37	3,195	2,758,307
California (State of) Public Works Board (Department of Mental Health - Coalinga State Hospital); Series 2004 A, Lease RB (d)(f)	5.00%	06/01/14	5,000	5,121,700
California (State of) Public Works Board (Various Capital); Series 2013 I, Lease RB	5.00%	11/01/20	1,000	1,161,150
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	4,000	3,893,040
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2006 A, RB	5.00%	08/15/28	1,015	1,045,612
Series 2006 A, RB	5.00%	08/15/32	8,000	8,048,720
California (State of);
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,600	2,718,664
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/36	2,460	2,539,040
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,305	4,567,131
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/24	2,325	2,579,704
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	5,000	5,155,000
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (c)(d)(f)	5.00%	01/01/28	5,000	5,960,800

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(e)	0.00%	08/01/29	$695	$319,054
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/40	4,685	978,181
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/41	4,965	974,878
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/42	5,265	972,024
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/43	3,460	600,483
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/44	4,825	759,455
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	4,770	5,135,048
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	1,775	687,475
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/32	1,980	717,611
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,424,835
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	3,250	3,336,580
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (c)	5.00%	05/15/35	6,000	6,234,660
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (c)	5.00%	07/01/43	6,510	6,796,115
Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (d)(f)	5.00%	09/01/14	6,000	6,219,540
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(e)	0.00%	08/01/34	1,985	631,190
Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS-NATL) (b)	5.00%	09/01/22	3,040	3,049,910
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(e)	0.00%	08/01/29	3,955	1,766,343
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/28	2,875	1,417,979
Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS-NATL) (b)	5.00%	06/01/29	4,000	4,005,800
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/36	4,025	1,110,779
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/37	1,590	402,350
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/27	4,005	2,098,580
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	5,000	2,018,250
Regents of the University of California;
Series 2007 J, General RB (INS-AGM) (b)(c)	4.50%	05/15/35	2,240	2,244,099
Series 2009 O, General RB	5.25%	05/15/39	500	533,615
Series 2013 AI, General RB (c)	5.00%	05/15/33	4,000	4,257,280
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	875	887,215
San Diego (County of) Water Authority; Series 2004 A, COP (d)(f)	5.00%	05/01/15	3,800	4,057,336
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	6,790	7,179,271
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	06/15/28	2,040	2,134,493
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/25	1,000	1,073,840
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/26	1,995	2,124,216
Series 2011 G, Ref. Second Series RB	5.25%	05/01/27	5,000	5,472,850
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	4,320	4,556,693
San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB	5.00%	11/01/27	2,500	2,786,200
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	09/01/30	3,300	1,444,971
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	615	616,784
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (e)	0.00%	04/01/14	3,050	3,046,035
William S. Hart Union High School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/32	17,570	6,241,918
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/33	5,725	1,902,246
				163,347,221

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–3.31%

Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2004, Ref. & Improvement Charter School RB (INS-SGI) (b)	5.25%	08/15/34	$3,585	$3,592,278
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	4,000	3,940,200
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	3,200	3,253,888
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/35	3,900	4,135,326
Denver (City & County of); Series 2013 B, Sub. Airport System RB	5.25%	11/15/32	5,000	5,232,850
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/30	1,590	1,593,784
				21,748,326

Connecticut–0.65%

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/41	4,300	4,252,184

Delaware–0.14%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/36	1,000	937,300

District of Columbia–3.31%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	1,910	1,635,189
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)	5.00%	10/01/27	575	630,028
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)	5.00%	10/01/28	265	287,069
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/31	10,000	10,036,000
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/26	380	421,473
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/27	380	408,340
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/28	760	807,819
Series 2009 A, Sec. Income Tax RB (c)	5.25%	12/01/27	3,040	3,414,954
Metropolitan Washington Airports Authority;
Series 2004 C-1, Ref. Airport System RB (INS-AGM) (b)(g)	5.00%	10/01/20	3,000	3,094,380
Series 2009 B, Airport System RB (INS-BHAC) (b)	5.00%	10/01/29	1,000	1,068,310
				21,803,562

Florida–14.64%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011, TEMPS-70sm RB	7.13%	11/15/16	1,250	1,255,988
Series 2011 A, RB	8.13%	11/15/41	1,000	1,084,860
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,145	2,264,005
Series 2013 C, Airport System RB	5.25%	10/01/38	2,500	2,583,275
Citizens Property Insurance Corp.;
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/19	2,950	3,369,313
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	5,110	5,775,015
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,250	1,301,313
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/27	995	1,069,187
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB (d)(f)	5.25%	11/15/16	100	113,730
Series 2006 C, RB	5.25%	11/15/36	3,900	3,993,210
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	4,630	4,695,931
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	3,000	3,346,950
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/25	2,850	3,059,076

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (b)	5.50%	04/01/38	$1,300	$1,377,285
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	2,500	2,520,825
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	1,195	1,291,879
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS-NATL) (b)(i)	5.00%	10/01/30	2,995	3,066,161
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/33	2,500	2,600,775
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,040	1,068,350
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,640	1,655,055
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/35	1,750	1,793,872
Orange (County of); Series 2012 B, Ref. Sales Tax RB (c)	5.00%	01/01/31	7,855	8,381,835
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/43	2,030	1,958,199
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/23	2,700	3,185,514
Series 2011, Ref. RB (c)	5.00%	10/01/31	3,330	3,458,838
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB	5.00%	08/15/42	6,000	5,918,520
Series 2007, Hospital RB (c)	5.00%	08/15/42	12,000	11,837,040
Series 2007, Hospital RB (c)	5.00%	08/15/42	6,000	5,918,520
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	445,000
Series 2006 A, Health Care RB	5.38%	01/01/40	4,250	1,891,250
Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	01/01/26	1,545	1,605,641
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (b)	6.00%	10/01/29	2,000	2,438,060
				96,324,472

Georgia–2.19%

Atlanta (City of); Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (b)	5.00%	01/01/34	4,000	4,112,560
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (d)	2.40%	04/01/20	3,200	3,070,592
DeKalb (County of); Series 2003 A, Water & Sewerage RB	5.00%	10/01/23	1,200	1,204,344
Georgia (State of) Road & Tollway Authority; Series 2003, RB	5.00%	10/01/23	6,000	6,023,460
				14,410,956

Hawaii–1.20%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,630	1,687,197
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,000	2,039,460
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	4,100	4,164,206
				7,890,863

Idaho–0.78%

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (b)	5.25%	07/15/23	2,600	2,927,990
Idaho (State of) Housing & Finance Association; Series 2000 E, Single Family Mortgage RB (g)	6.00%	01/01/32	530	530,482
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/21	1,465	1,680,414
				5,138,886

Illinois–17.62%

Bourbonnais (Village of) (Olivet Nazarene University);
Series 2013, Industrial Project RB	5.00%	11/01/44	750	658,350
Series 2013, Industrial Project RB	5.50%	11/01/42	1,000	966,500
Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/21	3,200	3,640,896
Chicago (City of) (O’Hare International Airport);
Series 2003 B-2, Third Lien General Airport RB (d)(f)(g)	5.75%	01/01/14	6,000	6,029,760
Series 2005 A, Third Lien General Airport RB (INS-NATL) (b)	5.25%	01/01/26	3,000	3,182,580

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) Board of Education;
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	$5,730	$5,172,127
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (j)	0.88%	03/01/36	1,000	1,000,000
Chicago (City of) Park District; Series 2004 A, Limited Tax GO Bonds (INS-AMBAC) (b)	5.00%	01/01/27	3,600	3,664,260
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/23	1,070	1,127,363
Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/24	1,035	1,078,398
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	5,000	5,111,400
Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	3,970	4,058,452
Chicago (City of);
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/37	4,450	4,301,948
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	2,030	1,967,375
Cook (County of) Forest Preserve District;
Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/32	2,540	2,638,349
Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/37	2,540	2,602,052
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/29	1,950	1,945,710
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/23	1,435	1,596,021
Illinois (State of) Finance Authority (Benedictine University);
Series 2013 A, RB	5.00%	10/01/20	1,000	1,073,960
Series 2013 A, RB	5.38%	10/01/22	1,180	1,254,753
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	2,875	2,971,169
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 B, RB	5.00%	08/15/16	830	922,653
Series 2009 B, RB	5.38%	08/15/24	1,900	2,118,766
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010 A, Ref. RB	6.00%	05/15/39	2,620	2,820,692
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/28	1,000	988,530
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	3,505	3,820,029
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,460	1,708,288
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	5,020	5,241,633
Series 2010 A, Ref. RB	6.00%	08/15/38	2,620	2,703,866
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	1,440	1,491,840
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	3,390	3,494,446
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Conv. CAB RB (INS-NATL) (b)(i)	5.75%	06/15/26	8,480	7,559,496
Series 2010 A, RB	5.50%	06/15/50	2,300	2,335,259
Series 2012 B, RB (c)	5.00%	12/15/28	5,565	5,848,926
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	10,050	10,007,690
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/29	1,960	1,973,112
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	4,275	4,698,909
Schaumburg (Village of); Series 2004 B, Unlimited Tax GO Bonds (d)(f)	5.25%	12/01/14	2,000	2,101,300
				115,876,858

Indiana–3.38%

Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	3,595	3,615,923
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,000	3,198,060
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (g)	5.00%	07/01/40	2,710	2,468,972
Series 2013 A, Private Activity RB (g)	5.00%	07/01/35	500	477,730
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/33	1,000	1,053,070

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/27	$3,000	$3,171,270
Series 2013 F, RB (c)	5.00%	02/01/30	4,500	4,828,140
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (d)	6.25%	06/02/14	1,860	1,909,495
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	5.88%	01/01/24	1,500	1,514,685
				22,237,345

Iowa–1.54%

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (c)(k)	5.00%	06/01/25	4,795	5,476,897
Series 2009 A, Special Obligation RB (c)(k)	5.00%	06/01/26	3,595	4,095,460
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	695	589,277
				10,161,634

Kansas–0.50%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,655	1,800,110
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,481,775
				3,281,885

Kentucky–1.81%

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,625	1,698,336
Series 2010 A, Hospital RB	6.50%	03/01/45	2,050	2,152,275
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/28	1,860	2,027,177
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (d)	2.20%	08/01/19	1,000	1,001,860
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/33	3,000	3,041,850
Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/35	2,000	2,005,040
				11,926,538

Louisiana–2.03%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (b)	5.25%	10/01/30	2,450	2,589,478
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1);
Series 2013 A, Power Project RB (INS-AGM) (b)	5.25%	06/01/28	2,000	2,161,560
Series 2013 A, Power Project RB (INS-AGM) (b)	5.25%	06/01/31	2,000	2,110,220
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,265	2,249,077
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	770	765,634
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,465	1,449,603
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,235	1,217,216
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	770	784,638
				13,327,426

Maine–0.74%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/43	2,750	2,661,202
Maine (State of) Turnpike Authority; Series 2012 A, RB	5.00%	07/01/37	2,100	2,206,092
				4,867,294

Maryland–1.22%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,495	2,459,596
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2004, Ref. RB	5.38%	08/15/24	3,000	3,106,440

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	$2,440	$2,468,060
				8,034,096

Massachusetts–4.79%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,097,716
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,350	2,470,062
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (c)	5.50%	11/15/36	9,565	10,639,150
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (c)	5.50%	07/01/36	3,100	3,426,368
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	5,620	5,879,644
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,225	1,361,208
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (c)	5.00%	10/15/35	5,325	5,637,258
				31,511,406

Michigan–0.96%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	3,400	3,519,170
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/25	1,855	2,001,026
Western Michigan University;
Series 2013, Ref. General RB	5.25%	11/15/31	350	364,598
Series 2013, Ref. General RB	5.25%	11/15/30	400	419,604
				6,304,398

Missouri–0.94%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	995	1,085,754
Series 2011 A, Ref. RB	5.50%	09/01/28	1,970	2,118,991
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,875	1,875,694
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.00%	05/01/20	1,000	1,118,520
				6,198,959

Nebraska–1.98%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	5,500	5,445,990
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/32	2,500	2,510,450
Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/36	4,800	5,035,392
				12,991,832

Nevada–2.14%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	1,500	1,533,360
Clark (County of);
Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (b)(g)	5.50%	07/01/20	5,000	5,128,150
Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (b)(g)	5.50%	07/01/22	2,000	2,048,140
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (g)	5.00%	07/01/28	2,000	2,052,820
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,450	1,538,783
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	06/01/26	1,600	1,748,096
				14,049,349

New Jersey–6.35%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	1,990	2,094,575
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.50%	01/01/26	1,000	1,074,460

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/24	$2,000	$2,334,960
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/20	5,000	6,028,600
Series 2006 C, Transportation System CAB RB (INS-AGC) (b)(e)	0.00%	12/15/26	8,435	4,539,295
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	5,150	5,320,413
New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/19	6,900	8,278,344
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (b)	5.00%	12/01/20	10,000	10,031,500
University of Medicine & Dentistry of New Jersey; Series 2004, COP (d)(f)	5.25%	06/15/14	2,000	2,055,680
				41,757,827

New Mexico–0.72%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	2,650	2,721,868
New Mexico (State of) Finance Authority; Series 2008 A, Sr. Lien Public Revolving Fund RB	5.00%	06/01/27	1,860	2,018,621
				4,740,489

New York–15.07%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,740	1,831,907
Series 2009, PILOT RB	6.38%	07/15/43	720	760,766
Long Island Power Authority; Series 2004 A, Electrical System General RB (INS-AMBAC) (b)	5.00%	09/01/34	1,500	1,523,505
Metropolitan Transportation Authority;
Series 2003 B, RB (INS-NATL) (b)	5.25%	11/15/22	5,000	5,021,000
Series 2012 F, Ref. RB	5.00%	11/15/24	1,500	1,663,560
Series 2013 A, RB	5.00%	11/15/38	1,680	1,709,114
New York (City of) Municipal Water Finance Authority;
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	2,400	2,560,872
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	2,900	3,076,146
New York (City of) Transitional Finance Authority;
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/28	4,615	5,108,159
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/29	3,695	4,069,193
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/30	3,695	4,037,711
Subseries 2011 D-1, Future Tax Sec. RB (c)	5.00%	11/01/33	1,725	1,842,283
Subseries 2012 E-1, Future Tax Sec. RB (c)	5.00%	02/01/37	7,155	7,542,014
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	1,535	1,616,263
New York (City of) Trust for Cultural Resources (Museum of Modern Art);
Series 2008 1A, Ref. RB (c)	5.00%	04/01/26	5,635	6,287,815
Series 2008 1A, Ref. RB (c)	5.00%	04/01/27	4,765	5,229,349
New York (City of);
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/27	5,200	5,794,620
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/28	5,200	5,753,332
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/29	1,805	2,089,973
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	5,805	6,233,351
New York (State of) Dormitory Authority;
Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (b)	5.00%	02/15/27	1,500	1,623,060
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	2,050	2,156,477
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (g)(l)	13.54%	07/01/26	1,700	1,716,082
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,310	1,483,300
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	4,860	5,256,090
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. Liberty RB (c)	5.00%	09/15/40	5,100	5,306,805
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,770	1,778,229
Tobacco Settlement Financing Corp.; Series 2003 B-1C, Asset-Backed RB	5.50%	06/01/21	6,000	6,026,880
				99,097,856

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–3.95%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (c)	5.00%	06/01/39	$13,600	$13,795,840
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	1,525	1,635,151
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (c)	5.00%	06/01/42	5,110	5,205,659
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.10%	10/01/30	1,100	998,701
North Carolina (State of) Turnpike Authority;
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/36	1,755	1,843,031
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/41	2,430	2,521,514
				25,999,896

North Dakota–0.42%

Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,750	2,744,033

Ohio–5.80%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	3,445	3,393,463
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/33	9,100	9,344,517
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	2,000	1,643,600
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	3,390	3,432,104
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	3,000	3,033,480
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	2,470	2,660,437
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	2,500	1,960,050
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.75%	06/01/16	3,670	3,956,627
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	4,835	5,010,075
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.00%	02/15/28	2,500	2,680,925
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/16	930	1,005,088
				38,120,366

Oklahoma–0.20%

Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/36	1,500	1,302,930

Oregon–0.53%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	685	790,682
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (h)	6.38%	11/01/33	2,465	2,666,908
				3,457,590

Pennsylvania–1.93%

Pennsylvania (State of) Turnpike Commission;
Series 2004 A, RB (INS-AMBAC) (b)	5.00%	12/01/34	5,000	5,019,200
Series 2012 A, Sub. RB	5.00%	12/01/20	1,370	1,572,623
Subseries 2010 B-2, Sub. Conv. CAB RB (i)	5.75%	12/01/28	2,850	2,738,251
Subseries 2010 B-2, Sub. Conv. CAB RB (i)	6.00%	12/01/34	1,750	1,648,710
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (b)	5.13%	09/01/23	1,500	1,702,770
				12,681,554

Puerto Rico–1.38%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	1,370	958,329
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB	5.25%	07/01/31	2,400	1,742,928
Series 2010 CCC, RB	5.25%	07/01/27	600	439,506
Series 2010 XX, RB	5.25%	07/01/40	1,105	774,086
Series 2010 ZZ, Ref. RB	5.25%	07/01/25	700	516,285

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.50%	08/01/42	$2,100	$1,597,659
First Subseries 2010 C, RB	5.25%	08/01/41	4,185	3,073,631
				9,102,424

Rhode Island–0.23%

Rhode Island Economic Development Corp.; Series 2004 A, Ref. Airport RB (INS-AGM) (b)(g)	5.00%	07/01/21	1,500	1,538,460

South Carolina–1.55%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (d)(f)	5.25%	12/01/15	8,000	8,784,960
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,400	1,415,246
				10,200,206

Tennessee–0.21%

Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.25%	09/01/23	1,280	1,403,968

Texas–17.81%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (c)	5.00%	08/15/34	5,105	5,461,584
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (g)	4.85%	04/01/21	6,000	6,263,340
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	4,000	4,165,240
Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs. of Obligation	5.00%	06/15/35	2,500	2,689,550
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,225	2,321,832
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/34	3,000	3,043,680
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	1,130	1,274,301
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	08/15/31	5,395	6,122,839
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,300	1,386,645
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(e)	0.00%	09/01/25	4,650	2,682,957
Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (b)	5.25%	05/15/23	8,300	8,484,592
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (b)	5.25%	05/15/25	9,500	9,707,765
Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/27	2,000	2,198,480
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	2,700	2,876,796
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/36	4,005	4,206,011
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (b)	5.00%	04/15/23	420	475,079
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,250	2,243,272
Lower Colorado River Authority;
Series 2010 A, Ref. RB	5.00%	05/15/40	1,600	1,597,632
Series 2012 A, Ref. RB	5.00%	05/15/30	2,130	2,207,255
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/43	1,000	1,008,790
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(e)	0.00%	01/01/28	18,900	9,477,027
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(e)	0.00%	01/01/31	3,740	1,537,514
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,495	2,601,087
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	925	823,250
Texas (State of) Transportation Commission; Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	2,900	2,865,490
Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB	5.00%	05/15/25	890	1,014,618
Series 2009 A, Financing System RB	5.00%	05/15/26	2,500	2,841,925
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	1,000	1,149,420
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/28	4,095	4,015,066
Series 2012, Gas Supply RB	5.00%	12/15/29	2,000	1,948,500
Series 2012, Gas Supply RB	5.00%	12/15/31	1,200	1,154,388
Series 2012, Gas Supply RB	5.00%	12/15/32	1,195	1,142,540

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	$1,945	$2,107,719
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/38	1,300	1,397,773
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (b)(c)	5.00%	02/15/33	9,100	9,523,605
West Harris County Regional Water Authority; Series 2005, Water System RB (INS-AGM) (b)	5.00%	12/15/24	3,000	3,122,640
				117,140,202

Utah–0.34%

Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital RB (f)(l)	13.03%	05/15/20	2,200	2,224,200

Vermont–0.34%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,500	2,266,525

Virgin Islands–0.38%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	2,400	2,530,128

Virginia–3.25%

Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB	5.13%	10/01/37	1,750	1,747,480
Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/19	9,000	10,296,900
Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	770	712,681
Virginia (State of) Small Business Financing Authority (Carilion Clinic Obligated Group); Series 2008 A, VRD Hospital RB (m)	0.07%	07/01/42	3,000	3,000,000
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (g)	5.50%	01/01/42	1,815	1,789,354
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB (g)	5.00%	07/01/34	800	739,896
Series 2012, Sr. Lien RB (g)	5.00%	01/01/40	3,400	3,070,132
				21,356,443

Washington–4.73%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/25	925	1,037,526
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (b)	5.00%	01/01/34	1,705	1,722,664
Spokane County School District No. 81; Series 2005, Unlimited Tax GO Bonds (d)(f)	5.13%	06/01/15	2,500	2,682,900
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	3,000	2,949,450
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 C, RB (INS-AGM) (b)	5.25%	10/01/33	1,500	1,588,005
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/31	2,000	2,052,020
Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/29	8,420	9,313,783
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/30	8,850	9,781,551
				31,127,899

Wisconsin–1.08%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	5,000	4,897,650
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	2,000	2,235,400
				7,133,050
TOTAL INVESTMENTS(n)–161.97% (Cost $1,040,290,892)				1,065,431,919

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Value

FLOATING RATE NOTE OBLIGATIONS–(30.57)%

Notes with interest and fee rates ranging from 0.57% to 0.82% at 11/30/13 and contractual maturities of collateral ranging from 06/01/25 to 10/01/52 (See Note 1D)(o)	$(201,110,000)
OTHER ASSETS LESS LIABILITIES–1.10%	7,259,215
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.50)%	(213,779,681)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%	$657,801,453

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAN	—Bond Anticipation Notes
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
Ctfs.	—Certificates
FTA	—Federal Transit Administration
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security subject to the alternative minimum tax.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $7,913,945, which represented 1.20% of the Trust’s Net Assets.
(i)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.
(k)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $5,650,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(l)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $3,940,282 which represents less than 1% of the Trust’s Net Assets.

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

(m)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
National Public Finance Guarantee Corp.	7.1%
Assured Guaranty Municipal Corp.	6.2
(o)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2013. At November 30, 2013, the Trust’s investments with a value of $326,371,222 are held by Dealer Trusts and serve as collateral for the $201,110,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash

Invesco Quality Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market

Invesco Quality Municipal Income Trust

participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2013 was $235,529,651 and $220,059,902, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$45,876,879
Aggregate unrealized (depreciation) of investment securities	(23,205,529)
Net unrealized appreciation of investment securities	$22,671,350

Cost of investments for tax purposes is $1,042,760,569.

Invesco Quality Municipal Income Trust

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Quality Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.